INVESTMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INVESTMENTS

NOTE 13 — INVESTMENTS

Investments at Fair Value

As of December 31, 2024, and 2023, investments at fair value consist of:

	As of December 31,
	2024	2023
Investments in YouGo World	$-	$28,698
Investments in ERL	1,381,666	-
	$1,381,666	$28,698

On September 11, 2017, the Company entered into an agreement to purchase a 2.5% interest in YouGo World ltd., a start-up company focusing on mixed reality platforms, content, and services.

The investment was impaired based on the available public information and the provision for impairment of $28,698 has been accounted as of December 31, 2024.

On January 2024, the Company entered into an agreement to acquire 1,817,981 shares in Entrepreneur Resorts Limited at a market value of $2.75 per share. The total cost of acquiring the shares was $4,999,448 which was paid by $3,999,448 via receivable offset and balance of $1,000,000 by cash paid over a period of time during the year 2024.

As of December 31, 2024, the shares of Entrepreneur Resorts Limited was trading at $0.76 per shares and the Company has revalued the investment by using the fair market value approach as of December 31, 2024 and booked the unrealized loss of $3,617,782. As a listed Investment, the share price of ERL are expected to be volatile and are subject to bring fluctuation in the share price.

Investments in Joint Venture

As of December 31, 2024, and 2023, investments in joint venture consists of:

	As of December 31,
	2024	2023
Investments in Health 360 Pte Ltd	$366	$379